S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Sep. 21, 2026 USD ($) $ / shares shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	6,700,000
Price Paid or to be Paid for Securities, Total Amount	$ 30,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	670,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Over-Allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	736,000
Price Paid or to be Paid for Securities, Total Amount	$ 7,360,000
Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 1,500,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 10
Silicon Valley Acquisition Sponsor II LLC [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount	$ 300,000
Silicon Valley Acquisition Sponsor II LLC [Member] | Class B Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	8,433,333
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Silicon Valley Acquisition Sponsor II LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	450,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,500,000
Silicon Valley Acquisition Sponsor II LLC [Member] | Over-Allotment [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares | shares	483,000
Price Paid or to be Paid for Securities, Total Amount	$ 4,830,000